SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2017	2018
Wealth Management Products	293,533	252,805